Capital Management	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Capital Management
39.	CAPITAL MANAGEMENT

The primary objective of managing the Group’s capital is to ensure that there is sufficient capital available to support the funding requirements of the Group, including capital expenditure, in a way that:

•	Optimises the cost of capital

•	Maximises shareholders’ returns, and

•	Ensures that the Group remains in a sound financial position.

There were no changes to the Group’s overall capital management approach during the current year.

The Group manages and makes adjustments to the capital structure as and when borrowings mature or as and when funding is required. This may take the form of raising equity, market or bank debt or hybrids thereof. Opportunities in the market are also monitored closely to ensure that the most efficient funding solutions are implemented.

The Group monitors capital using the ratio of net debt to adjusted EBITDA. Adjusted EBITDA is defined as profit or loss for the year adjusted for interest, taxation, amortisation and depreciation and certain other costs. The definition of adjusted EBITDA is as defined in the US$1,290 million term loan and revolving credit facilities agreement. Net debt is defined as total borrowings less cash and cash equivalents. The Group’s long-term target is a ratio of net debt to adjusted EBITDA of one times or lower. The bank covenants on external borrowings require a net debt to adjusted EBITDA ratio of 2.5 or below and the ratio is measured based on amounts in United States Dollar.

		United States Dollar
Figures in millions unless otherwise stated	Notes	2018	2017
Borrowings	24	2,011.6	1,781.5
Less: Cash and cash equivalents	21	399.7	479.0

Net debt		1,611.9	1,302.5
Adjusted EBITDA		1,111.6	1,263.7
Net debt to adjusted EBITDA		1.45	1.03

Reconciliation of (loss)/profit for the year to adjusted EBITDA:
(Loss)/profit for the year (continuing and discontinued operations)		(344.8)	(7.7)
Mining and income taxation from continuing operations		(65.9)	173.2
Mining and income taxation from discontinued operations	12.1	—	(1.4)
Royalties from continuing operations		62.5	62.0
Royalties from discontinued operations	12.1	—	1.1
Finance expense from continuing operations		88.0	81.3
Investment income from continuing operations		(7.8)	(5.6)
Gain on financial instruments from continuing operations		(21.0)	(34.4)
Foreign exchange loss from continuing operations		(6.4)	3.5
Amortisation and depreciation from continuing operations	2	668.4	748.1
Amortisation and depreciation from discontinued operations	12.1	—	3.5
Share-based payments from continuing operations		37.5	26.8
Long-term incentive plan from continuing operations		1.1	5.0
Restructuring costs from continuing operations		113.9	9.2
Silicosis settlement costs from continuing operations		(4.5)	30.2
Impairment, net of reversal of impairment of investments and assets from continuing operations		520.3	200.2
Profit on disposal of assets from continuing operations		51.6	(4.0)
Gain on sale of discontinued operation, net of taxation	12.1	—	(16.4)
Share of results of equity accounted investees, net of taxation		13.1	1.3
Rehabilitation income from continuing operations	7	(0.9)	(13.5)
Realised gain on derivative contracts		53.8	—
Gain on acquisition of Asanko	15	(51.8)	—
Other		4.5	1.3

		1,111.6	1,263.7